Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
Assets measured at fair value on a recurring basis at December 31, 2012 and 2011, segregated by fair value hierarchy level, are summarized below:

	Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
December 31, 2012:
Investment securities available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$4,519	$—	$4,519	$—
Agency mortgage-backed	1,379	—	1,379	—
State and political subdivisions	10,462	—	10,462	—
Corporate	3,300	2,529	771	—
Total debt securities	19,660	2,529	17,131	—
Marketable equity securities	797	797	—	—
Mutual funds	173	173	—	—
Total	$20,630	$3,499	$17,131	$—

December 31, 2011:
Investment securities available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$17,537	$—	$17,537	$—
Agency mortgage-backed	3,386	—	3,386	—
State and political subdivisions	12,830	—	12,830	—
Corporate	8,293	6,229	2,064	—
Total debt securities	42,046	6,229	35,817	—
Marketable equity securities	773	773	—	—
Mutual funds	135	135	—	—
Total	$42,954	$7,137	$35,817	$—

Fair Value, by Balance Sheet Grouping [Table Text Block]
As of the balance sheet dates, the estimated fair values and related carrying amounts of the Company's significant financial instruments were as follows:

	December 31, 2012
	Fair Value Measurements
	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial assets
Cash and cash equivalents	$46,510	$46,510	$46,510	$—	$—
Interest bearing deposits in banks	21,922	22,158	—	22,158	—
Investment securities	26,126	26,107	3,499	22,608	—
Loans held for sale	11,014	11,313	—	11,313	—
Loans, net
Residential real estate	153,696	146,216	—	146,216	—
Construction real estate	35,573	41,364	—	41,364	—
Commercial real estate	181,290	178,880	—	178,880	—
Commercial	21,297	20,676	—	20,676	—
Consumer	6,027	6,192	—	6,192	—
Tax exempt	41,744	49,188	—	49,188	—
Accrued interest receivable	1,539	1,539	15	1,524	—
Nonmarketable equity securities	1,976	N/A	N/A	N/A	N/A
Financial liabilities
Deposits
Noninterest bearing	83,715	83,715	83,715	—	—
Interest bearing	273,505	273,509	—	273,509	—
Time	152,773	153,565	—	153,565	—
Borrowed funds
Short-term	3,989	3,989	3,989	—	—
Long-term	11,758	14,272	—	14,272	—
Accrued interest payable	300	300	—	300	—

	December 31, 2011
	Carrying Amount	Estimated Fair Value
Financial assets	(Dollars in thousands)
Cash and cash equivalents	$24,381	$24,381
Interest bearing deposits in banks	24,020	24,324
Investment securities	46,954	46,952
Loans and loans held for sale, net	425,158	415,823
Accrued interest receivable	1,810	1,810
Nonmarketable equity securities	1,976	1,976
Financial liabilities
Deposits	473,439	474,509
Borrowed funds	29,015	33,696
Accrued interest payable	356	356